Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 27, 2016
Registrant Name	dei_EntityRegistrantName	Oppenheimer International Growth & Income Fund
Central Index Key	dei_EntityCentralIndexKey	0001678241
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 27, 2016
Document Effective Date	dei_DocumentEffectiveDate	Oct. 27, 2016
Prospectus Date	rr_ProspectusDate	Oct. 28, 2016